SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Net investment income	$ 376,469	$ 360,668	$ 448,538
Net realized and unrealized investment gains	37,797	454,319	886,670
Total revenues	7,399,536	7,365,304	7,875,747
Other expenses	398,542	355,647	369,969
Net foreign exchange losses	30,883	51,964	86,760
Net income	723,404	254,189	936,748
Preferred dividends	22,693	45,990	46,416
Loss on redemption of preferred shares	21,234	2,341	0
Net income available to common shareholder	679,477	205,858	890,332
Other comprehensive income (loss)	66,299	(20,080)	62,709
Comprehensive income	789,703	234,109	999,457
Parent Company
Condensed Income Statements, Captions [Line Items]
Net investment income	2,496	2,094	1,620
Interest income on intercompany loans	0	0	12,215
Net realized and unrealized investment gains	(16,730)	641	2,594
Other income	148	113	112
Total revenues	(14,086)	2,848	16,541
Other expenses	55,996	53,458	51,115
Interest expense on intercompany loans	35,204	17,188	14,757
Net foreign exchange losses	(79,696)	82,986	(26,885)
Total expenses	11,504	153,632	38,987
Loss before equity in net income of subsidiaries	(25,590)	(150,784)	(22,446)
Equity in net income of subsidiaries	748,994	404,973	959,194
Net income	723,404	254,189	936,748
Preferred dividends	22,693	45,990	46,416
Loss on redemption of preferred shares	21,234	2,341	0
Net income available to common shareholder	679,477	205,858	890,332
Other comprehensive income (loss)	66,299	(20,080)	62,709
Comprehensive income	$ 789,703	$ 234,109	$ 999,457